PROPERTY, EQUIPMENT AND SOFTWARE (Tables)	12 Months Ended
Dec. 31, 2022
PROPERTY, EQUIPMENT AND SOFTWARE
Schedule of property, equipment and software

	As of December 31,	As of December 31,
	2021	2022
	RMB	RMB	US$ (Note 2.5)
Cost
Laboratory equipment	36,295	52,989	7,683
Leasehold improvement	18,945	37,375	5,419
Software	11,071	14,506	2,103
Office furniture and equipment	2,468	11,171	1,620
Delivery equipment	—	165	24
Total property, equipment and software	68,779	116,206	16,849

Less: accumulated depreciation and amortization	(44,162)	(61,583)	(8,929)

Net book value	24,617	54,623	7,920
Construction in progress	21,099	6,218	901
Total net book value of property, equipment and software	45,716	60,841	8,821